FT Vest SandP 500 Dividend Aristocrats Target Income ETF Investment Objectives and Goals - FT Vest SandP 500 Dividend Aristocrats Target Income ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (KNG)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Cboe S&P 500® Dividend Aristocrats Target Income Index Monthly Series (the “Index”).